Employee compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee Compensation Expense [Abstract]
Wages and salaries, and short-term employee benefits expense	$ 8	$ 13
Post-employment benefit expense in profit or loss	2	2
Equity-based compensation	19	4
Employee compensation expense	29	19
Employee Compensation Accruals [Abstract]
Employee Compensation Payable	0	6
Equity-based compensation	39	35
Employee compensation payable	$ 39	$ 41